Putnam Global Telecommunications Fund
Goal
Putnam Global Telecommunications Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 53 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Global Telecommunication Fund	Class A		Class B		Class C		Class M	Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Global Telecommunication Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	[1]	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Total annual fund operating expenses		1.60%	2.35%	2.35%	2.10%	1.85%	1.35%
Expense reimbursement	[2]	(0.29%)	(0.29%)	(0.29%)	(0.29%)	(0.29%)	(0.29%)
Total annual fund operating expenses after expense reimbursement		1.31%	2.06%	2.06%	1.81%	1.56%	1.06%
[1]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 12/30/2017. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - Putnam Global Telecommunication Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	701	1,024	1,370	2,343
Class B	709	1,006	1,429	2,477
Class C	309	706	1,229	2,664
Class M	527	958	1,414	2,674
Class R	159	554	974	2,146
Class Y	108	399	712	1,599

Expense Example, No Redemption - Putnam Global Telecommunication Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	209	706	1,229	2,477
Class C	209	706	1,229	2,664

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 49%.
Investments
For this non-diversified fund concentrating in the telecommunications industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Under normal circumstances, we invest at least 80% of the fund’s net assets in securities of companies in the telecommunication industries. This policy may be changed only after 60 days’ notice to shareholders. Potential investments include companies that develop, manufacture or sell communications services or communications equipment, and companies that bundle video with communications services. We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions, changes in government intervention in financial markets, and factors related to a specific issuer or industry. These and other factors may also lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The telecommunications industry may be affected by government regulation, intense competition, equipment incompatibility, changing consumer preferences, technological obsolescence and large capital expenditures and debt burdens. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest a greater percentage of its assets in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid. Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/16 3.73% Best calendar quarter Q3 2010 22.02% Worst calendar quarter Q1 2009 –14.45%
Average annual total returns after sales charges (for periods ending 12/31/15)
Average Annual Total Returns - Putnam Global Telecommunication Fund	1 Year	5 Years	Since Inception	Inception Date
Class A	(0.67%)	10.06%	12.29%	Dec. 18, 2008
Class A | after taxes on distributions	(1.68%)	7.66%	10.28%	Dec. 18, 2008
Class A | after taxes on distributions and sale of fund shares	0.53%	7.50%	9.63%	Dec. 18, 2008
Class B	(0.35%)	10.27%	12.40%	Dec. 18, 2008
Class C	3.61%	10.54%	12.39%	Dec. 18, 2008
Class M	1.28%	10.05%	12.11%	Dec. 18, 2008
Class R	5.17%	11.11%	12.96%	Dec. 18, 2008
Class Y	5.69%	11.65%	13.52%	Dec. 18, 2008
MSCI World Telecommunication Services Index (ND) (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	2.53%	7.19%	8.32%	Dec. 18, 2008

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.